Audited Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 6,969,041	$ 8,961,092	$ 8,696,136	$ 8,000,921
Cost of revenue		(3,469,007)	(4,460,598)	(4,364,099)	(4,954,702)
Gross profit		3,500,034	4,500,494	4,332,037	3,046,219
Operating expenses:
General and administrative expenses		(2,536,613)	(3,261,686)	(2,790,147)	(2,761,082)
Total operating expenses		(2,536,613)	(3,261,686)	(2,790,147)	(2,761,082)
Income from operations		963,421	1,238,808	1,541,890	285,137
Other income (expense):
Finance costs		(218,127)	(280,477)	(323,091)	(261,778)
Other interest expense		(10,240)	(13,167)
Other income		53,801	69,179	186,905	72,318
Total other (expense), net		(174,566)	(224,465)	(136,186)	(189,460)
Income before income taxes		788,855	1,014,343	1,405,704	95,677
Income tax expense		(4,945)	(6,358)	(38,636)	8,005
Net income		$ 783,910	$ 1,007,985	$ 1,367,068	$ 103,682
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	25,000,000	25,000,000	25,000,000	25,000,000
Diluted (in Shares)	[1]	25,000,000	25,000,000	25,000,000	25,000,000
Earnings per share attributable to ordinary shareholders
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.031	$ 0.04	$ 0.055	$ 0.004
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.031	$ 0.04	$ 0.055	$ 0.004

[1]	Retrospective restated for effect of share reorganization (see Note 1)